OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Operating Costs [Abstract]
Disclosure of operating costs

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Cost of equipment sales	16	2,141	2,161
Merchandise for resale	16	235	271
Other external purchases		4,401	4,155
Employee salaries, benefits, and stock-based compensation		2,226	2,181

Total operating costs		9,003	8,768